Transfer of Financial Assets, Assets Pledged and Received as Collateral - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying Value of the Assets Pledged as Collateral [Line Items]
Total assets		€ 1,440,000	€ 1,391,000	€ 1,317,000
Carrying Value of the Assets Pledged as Collateral
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	70,166	58,749
Financial assets at fair value through other comprehensive income	[1]	11,329	5,263
Loans	[1]	37,996	41,758
Other	[1]	12,216	4,462
Total assets	[1]	€ 131,708	€ 110,232

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities